REGULAR LICENSE, COOPERATION AGREEMENT, OPERATING AGREEMENT AND MRP LEASE AGREEMENT FOR CITY OF DREAMS MANILA - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Provisional License [Member]
Agreements [Line Items]
Effective date of agreement	Mar. 13, 2013
Expected expiry date of agreement	Jul. 11, 2033
Regular License [Member]
Agreements [Line Items]
Date of agreement	Apr. 29, 2015
Expected expiry date of agreement	Jul. 11, 2033
Cooperation Agreement [Member]
Agreements [Line Items]
Effective date of agreement	Mar. 13, 2013
Expected expiry date of agreement	Jul. 11, 2033
Operating Agreement [Member]
Agreements [Line Items]
Effective date of agreement	Mar. 13, 2013
Expected expiry date of agreement	Jul. 11, 2033
Date of supplemental agreement adjusting monthly payments from 2019 to 2022	Mar. 22, 2021
MRP Lease Agreement [Member]
Agreements [Line Items]
Effective date of agreement	Mar. 13, 2013
Expected expiry date of agreement	Jul. 11, 2033
Date of supplemental agreement adjusting rental payments for 2020 and 2021	Mar. 22, 2021
Date of the second supplemental agreement adjusting rental payments from 2022 to 2033	Oct. 31, 2022
Date of the first supplemental agreement adjusting rental payments from 2022 to 2033	Aug. 19, 2022